UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21349

          BlackRock Limited Duration Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—138.1%
			Corporate Bonds—58.9%
			Aerospace & Defense—2.7%
NR	$ 1,560		AAR Corp., 8.39%, 5/15/11	$ 1,575,600
NR	2,134		Aero Invest, 10.634%, 3/22/15 (Norway)	2,758,994
			BE Aerospace, Inc.,
BB-	305		8.50%, 10/01/10	327,113
B	715		8.875%, 5/01/11	748,962
B	310		DRS Technologies, Inc., 7.625%, 2/01/18	313,875
NR	4,750		Raytheon Co., 7.00%, 5/15/06	4,797,500
BB	5,350		Sequa Corp., 8.875%, 4/01/08	5,671,000
B-	2,755		Transdigm, Inc., 8.375%, 7/15/11	2,892,750

				19,085,794

			Automotive—2.2%
BB+	570		ArvinMeritor, Inc., 8.75%, 3/01/12	565,725
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,286,925
B-	470		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	461,775
CCC+	1,825	[2,3]	Metaldyne Corp., 10.00%, 11/01/13	1,674,438
			Navistar Intl. Corp.,
BB-	1,590		7.50%, 6/15/11	1,574,100
BB-	530		Ser. B, 6.25%, 3/01/12	495,550
B	450		Tenneco, Inc., 8.625%, 11/15/14	450,000
BB-	2,629		TRW Automotive, Inc., 9.375%, 2/15/13	2,859,037

				15,367,550

			Basic Materials—4.8%
B-	350	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	356,125
B-	4,250		Caraustar Industries, Inc., 9.875%, 4/01/11	4,489,062
B+	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	762,200
			Huntsman LLC,
B	310[3]		11.50%, 7/15/12	355,725
BB-	1,950		11.625%, 10/15/10	2,232,750
BB	300		IMC Global, Inc., 10.875%, 6/01/08	333,750
CCC+	2,625	[3,4]	Innophos, Inc., 9.625%, 8/15/14	2,690,625
Baa3	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,475,000
			Lyondell Chemical Co.,
BB+	560		10.50%, 6/01/13	634,200
BB+	3,750		11.125%, 7/15/12	4,218,750
BB+	750		Ser. A, 9.625%, 5/01/07	784,688
B-	215		Nalco Co., 8.875%, 11/15/13	225,750
			NewPage Corp.,
B3	500		10.00%, 5/01/12	508,750
B3	1,500	[2,3]	10.93%, 5/01/12	1,522,500
			Rhodia SA,
CCC+	921		8.875%, 6/01/11 (France)	946,328
B3	81		10.25%, 6/01/10 (France)	89,910
			Rockwood Specialties Group, Inc.,
B-	450		7.50%, 11/15/14	447,750
B-	3,645		10.625%, 5/15/11	3,982,162
BBB-	105		Southern Copper Corp., 6.375%, 7/27/15	103,861
BB	3,250		US Steel LLC, 10.75%, 8/01/08	3,607,500

				33,767,386

			Building & Development—1.1%
B-	350	[4]	Ahern Rentals, Inc., 9.25%, 8/15/13	367,500
B2	750	[4]	Compression Polymers Corp., 10.50%, 7/01/13	738,750
BBB-	3,000	[2]	DR Horton, Inc., 5.875%, 7/01/13	2,913,321
			Goodman Global Holding Co., Inc.,
B-	375	[3,4]	7.491%, 6/15/12	373,125
B-	3,170	[4]	7.875%, 12/15/12	2,995,650

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—(cont’d)
B	$ 550		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	$ 583,000

				7,971,346

			Conglomerates—1.1%
Baa3	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,672,875

			Consumer Products—6.1%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	287,625
B+	5,000		Cenveo Corp., 9.625%, 3/15/12	5,375,000
CCC+	1,610	[3]	Duane Reade, Inc., 8.991%, 12/15/10	1,541,575
B3	1,505		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,339,450
B2	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,375,400
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	4,875,000
BBB-	4,400		JC Penney Co., Inc., 8.00%, 3/01/10	4,807,000
B-	3,345	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	3,211,200
B-	1,550		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,565,500
B	2,075	[3]	Levi Strauss & Co., 9.28%, 4/01/12	2,126,875
B3	4,605	[2]	Movie Gallery, Inc., 11.00%, 5/01/12	3,453,750
B2	223	[4]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	231,363
BB-	600		Quiksilver, Inc., 6.875%, 4/15/15	579,000
			Rite Aid Corp.,
B-	375	[3,4]	6.125%, 12/15/08	364,687
BB-	5,000		8.125%, 5/01/10	5,112,500
B1	2,500		Sheridan Group, Inc., 10.25%, 8/15/11	2,571,875
B	3,500		Sonic Automotive, Inc., 8.625%, 8/15/13	3,438,750

				43,256,550

			Containers & Packaging—0.7%
B1	1,400	[4]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	1,449,000
CCC+	785		Graham Packaging Co., Inc., 8.50%, 10/15/12	785,000
CCC+	1,395	[4]	Pregis Corp., 12.375%, 10/15/13	1,415,925
B+	1,500		Stone-Container Enterprises, Inc., 9.75%, 2/01/11	1,516,875

				5,166,800

			Ecological Services & Equipment—0.3%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,105,000

			Energy—6.9%
BB+	5,500	[4]	AES Corp., 8.75%, 5/15/13	5,967,500
			ANR Pipeline Co.,
B	460		7.375%, 2/15/24	485,300
B	1,780		9.625%, 11/01/21	2,242,800
B2	1,540		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,584,275
B	810	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	852,525
			Chesapeake Energy Corp.,
BB	100	[4]	6.875%, 11/15/20	101,500
BB	4,000		7.50%, 9/15/13	4,250,000
B-	1,095		Clayton Williams Energy, Inc., 7.75%, 8/01/13	1,075,837
			CMS Energy Corp.,
BB-	150		7.50%, 1/15/09	154,688
BB-	220		8.50%, 4/15/11	238,975
BB-	460		9.875%, 10/15/07	492,200
BB-	750		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	778,125
B	525	[4]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	530,250
B+	2,350	[4]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,655,500
			El Paso Corp.,
B-	400		7.80%, 8/01/31	419,000
B-	525	[4]	9.625%, 5/15/12	594,563
B-	225	[4]	10.75%, 10/01/10	255,375
B	400	[3]	El Paso Natural Gas Co., 8.375%, 6/15/32	465,000
B	170		Encore Acquisition Co., 7.25%, 12/01/17	171,275
B	260		Exco Resources, Inc., 7.25%, 1/15/11	263,900

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	$ 430	[4]	7.75%, 11/01/15	$ 434,300
B	2,434	[4]	10.50%, 9/01/10	2,695,655
B-	725		KCS Energy, Inc., 7.125%, 4/01/12	726,812
			Midwest Generation LLC,
B+	4,506		8.56%, 1/02/16	4,945,418
B+	1,315		Ser. A, 8.30%, 7/02/09	1,367,600
			Mirant Americas Generation LLC,
B	175		8.30%, 5/01/11	179,813
B	480	[3]	8.50%, 10/01/21	490,800
B	680		9.125%, 5/01/31	725,900
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	578,750
			NRG Energy, Inc.,
B1	210		7.25%, 2/01/14	213,413
B1	1,250		7.375%, 2/01/16	1,273,437
B-	450	[4]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	479,250
B2	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	656,850
B	110		Range Resources Corp., 6.375%, 3/15/15	110,000
			Reliant Energy, Inc.,
BB-	1,595		6.75%, 12/15/14	1,379,675
BB-	170		9.25%, 7/15/10	168,725
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,400,000
B2	1,475	[4]	Targa Resources, Inc., 8.50%, 11/01/13	1,534,000
BB+	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	108,750
B-	500	[4]	Verasun Energy Corp., 9.875%, 12/15/12	512,500
B2	190	[4]	Whiting Petroleum Corp., 7.00%, 2/01/14	190,950
BB	1,000		Williams Cos., Inc., 7.125%, 9/01/11	1,047,500

				48,798,686

			Entertainment & Leisure—1.3%
B3	700	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	698,250
B3	1,880	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	1,865,900
Ba3	5,425	[2]	MGM Mirage, 9.75%, 6/01/07	5,696,250
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	260,625
B+	460	[4]	San Pasqual Casino, 8.00%, 9/15/13	468,050
B+	400		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	390,000

				9,379,075

			Financial Institutions—8.0%
BB	1,480		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	1,498,500
B	2,333		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	2,595,463
B-	240	[4]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	241,200
BB	3,360		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,553,200
B+	465	[4]	E*Trade Financial Corp., 7.375%, 9/15/13	475,463
BB	1,000	[2]	Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	945,000
			Ford Motor Credit Co.,
BB+	500		7.25%, 10/25/11	458,910
BB+	7,500	[2]	7.375%, 2/01/11	6,953,167
			General Motors Acceptance Corp.,
BB	3,000	[2,3]	5.50%, 1/16/07	2,928,750
BB	7,500	[2]	6.875%, 8/28/12	7,133,625
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	911,250
Baa2	5,000	[4]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,275,000
BBB	200	[3]	Marsh & McLennan Cos., Inc., 4.72%, 7/13/07	199,230
B-	2,460	[4]	Nell AF, 8.375%, 8/15/15 (Luxembourg)	2,487,675
			Rainbow National Services LLC,
B2	925	[4]	8.75%, 9/01/12	989,750
B3	4,985	[4]	10.375%, 9/01/14	5,595,662
Caa1	2,175		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,783,500
NR	6,857	[3]	Structured Asset Receivable Trust, 1.649%, 1/21/10	6,867,826
B-	220	[3]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	221,100

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
BB-	$ 4,425		Western Financial Bank, 9.625%, 5/15/12	$ 4,933,875

				56,048,146

			Health Care—2.7%
B-	5,000		Concentra Operating Corp., 9.50%, 8/15/10	5,175,000
Ca	55	[3,5]	Curative Health Services, Inc., 10.75%, 5/01/11	35,750
B	1,345		Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	1,272,706
B	1,750	[3]	Insight Health Services Corp., 9.93%, 11/01/11	1,645,000
B-	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,112,500
B3	1,290		Select Medical Corp., 7.625%, 2/01/15	1,148,100
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,826,250
B-	1,880		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,955,200

				19,170,506

			Industrials—3.4%
B-	6,220	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	6,406,600
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,731,625
B-	4,000	[3]	Fasten Tech, Inc., 11.50%, 5/01/11	3,930,000
CCC+	1,670	[4]	Hydrochem Industrial Services, 9.25%, 2/15/13	1,615,725
B-	1,880		NationsRent Cos., Inc., 9.50%, 5/01/15	1,992,800
CCC+	1,955		Park-Ohio Industries, Inc., 8.375%, 11/15/14	1,720,400
B3	2,240	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,335,200
CCC+	1,415		Trimas Corp., 9.875%, 6/15/12	1,216,900
Caa1	2,000		United Rentals NA, Inc., 7.00%, 2/15/14	1,890,000

				23,839,250

			Media—7.1%
B-	740		Allbritton Communications Co., 7.75%, 12/15/12	742,775
CCC	900		American Media Operations, Inc., 10.25%, 5/01/09	828,000
BB-	600	[3]	Cablevision Systems Corp., 8.716%, 4/01/09	614,250
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,535,000
Caa1	1,790	[4]	CCH II LLC/CCH II Cap. Corp., 10.25%, 9/15/10	1,758,675
Caa1	880		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp.,
			10.25%, 9/15/10	864,600
BBB+	6,685	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,000,164
BB-	6,000	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	6,105,000
B	1,300		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,436,500
			Echostar DBS Corp.,
BB-	2,000		5.75%, 10/01/08	1,975,000
BB-	5,100	[3]	7.78%, 10/01/08	5,233,875
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,425,000
B2	810	[4]	Network Communications, Inc., 10.75%, 12/01/13	822,150
B3	1,190		Nexstar Finance, Inc., 7.00%, 1/15/14	1,102,237
B2	2,000	[3,4]	Paxson Communications Corp., 7.777%, 1/15/12	1,990,000
			Primedia, Inc.,
B2	400		8.00%, 5/15/13	348,000
B2	1,200	[3]	10.124%, 5/15/10	1,161,000
B	4,000	[4]	RH Donnelley Corp., 8.875%, 1/15/16	4,040,000
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,055,000
CCC+	300	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	312,375
Caa1	865		Vertis, Inc., 10.875%, 6/15/09	845,538
Caa2	2,135		Young Broadcasting, Inc., 10.00%, 3/01/11	1,921,500

				50,116,639

			Real Estate—1.1%
BB	5,860	[2]	American Real Estate Partners, 8.125%, 6/01/11	6,123,700
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,886,640

				8,010,340

			Technology—2.9%
CCC+	1,958		Amkor Tech. Inc., 7.75%, 5/15/13	1,727,935
B+	1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,930,613
BB+	2,012		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	2,022,060
B+	430	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	471,388

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—(cont’d)
BB-	$ 3,830		Lucent Technologies, Inc., 6.50%, 1/15/28	$ 3,169,325
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	500	[3]	7.741%, 12/15/11 (Luxembourg)	502,500
B2	410		8.00%, 12/15/14 (Luxembourg)	394,625
CCC+	260	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	270,725
BB	200		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	203,000
			Sungard Data Systems, Inc.,
B-	1,900	[4]	9.125%, 8/15/13	1,976,000
B-	500	[3,4]	9.431%, 8/15/13	519,375
B-	1,830	[4]	10.25%, 8/15/15	1,843,725
B	3,515		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,523,787
B-	1,440		UGS Corp., 10.00%, 6/01/12	1,558,800

				20,113,858

			Telecommunications—5.1%
CCC	770	[4]	Centennial Communications Corp., 10.00%, 1/01/13	793,100
BB-	920		Cincinnati Bell, Inc., 7.25%, 7/15/13	966,000
A-	5,000	[2,3]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,538,300
B3	860	[3,4]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	849,250
			Intelsat Ltd.,
Caa1	800		5.25%, 11/01/08 (Bermuda)	737,000
B2	460	[3,4]	8.50%, 1/15/13 (Bermuda)	460,575
B2	2,250	[3,4]	8.875%, 1/15/15 (Bermuda)	2,269,687
B2	2,360	[3,4]	9.609%, 1/15/12 (Bermuda)	2,407,200
BB-	120		Lucent Technologies, Inc., 6.45%, 3/15/29	101,400
B2	300		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	271,500
B1	2,737		PanAmSat Corp., 9.00%, 8/15/14	2,887,535
BB	4,000	[3]	Qwest Communications Intl., Inc, 8.249%, 2/15/09	4,050,000
			Qwest Corp.,
BB+	2,500	[4]	7.741%, 6/15/13	2,681,250
BB+	1,000		7.875%, 9/01/11	1,060,000
BB+	6,000	[2,3]	8.875%, 3/15/12	6,637,500
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	487,600
Caa1	2,030		Rural Cellular Corp., 9.875%, 2/01/10	2,182,250
B+	1,500	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,608,750

				35,988,897

			Transportation—1.4%
BB-	520		American Airlines, Inc., 7.324%, 4/15/11	496,600
B	1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,745,013
BB-	2,230	[4]	Hertz Corp., 8.875%, 1/01/14	2,302,475
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	117,244
B+	360		OMI Corp., 7.625%, 12/01/13	368,100
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,839,750
B	2,795		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	2,788,012

				9,657,194

			Total Corporate Bonds	415,515,892

			Bank Loans—45.2%
			Aerospace & Defense—0.8%
	983		Arinc, Inc., Term Loan B, LIBOR + 2.00%, 3/10/11	994,781
	968		Camp Acquisition Co., Term Loan A, LIBOR + 3.25%, 8/30/11	970,162
	1,985		Dyncorp International LLC, Term Loan B, LIBOR + 2.75%, 2/11/11	2,001,541
	1,461		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 4/12/11	1,477,910

				5,444,394

			Automotive—1.4%
	1,227		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/23/11	1,237,603
			Goodyear Tire & Rubber Co. (The),
	500		Term Loan, LIBOR + 2.75%, 4/30/10	504,687
	2,000		Term Loan, LIBOR + 3.50%, 4/01/11	2,003,500
	750		IAP Worldwide Services, Inc., Term Loan, LIBOR, 12/30/12	757,031
	997		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	1,005,589

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	Automotive—(cont’d)
$ 1,000	Polar Corp., Term Loan, LIBOR, 5/30/10	$ 1,015,000
500	Precision Parts Intl., Term Loan B, LIBOR + 3.75%, 10/15/11	501,250
517	Tenneco Automotive, Inc., Term Loan B-1, LIBOR + 2.25%, 12/12/10	523,642
2,475	TRW Automotive Acquisitions Corp., Term Loan B, LIBOR + 1.50%, 6/30/12	2,472,938

		10,021,240

	Basic Materials—4.1%
	Basell NV,
500	Term Loan B2, LIBOR + 2.50%, 9/07/13	506,875
500	Term Loan C2, LIBOR + 3.00%, 9/07/14	506,875
995	Berry Plastics Corp., Term Loan, LIBOR + 2.00%, 12/02/11	1,007,437
956	Boise Cascade Corp., Term Loan D, PRIME + 0.50%, 10/29/11	967,922
2,195	Celanese, Ag, Term Loan, LIBOR + 2.00%, 4/06/11	2,218,528
3,000	Cognis Deutschland, Term Loan, LIBOR + 4.75%, 11/15/13	3,061,500
1,000	Compass Minerals, Term Loan, LIBOR + 1.50%, 12/22/12	1,005,313
4,343	Huntsman International, LLC, Term Loan B, LIBOR + 1.75%, 8/16/12	4,364,517
	Ineos Group, Ltd.,
2,500	Term Loan B2, LIBOR + 2.75%, 12/16/13	2,506,250
2,500	Term Loan C2, LIBOR + 3.25%, 12/16/14	2,518,750
1,759	Term Loan, LIBOR, 12/16/06	1,749,996
2,055	Invista, B.V., Term Loan B-1, LIBOR + 1.75%, 4/29/11	2,075,100
2,497	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/01/10	2,526,722
496	PQ Corp., Term Loan, LIBOR + 2.00%, 2/28/12	502,040
	Rockwood Specialties Group, Inc.,
5	Term Loan, LIBOR + 2.00%, 8/15/12	5,058
990	Term Loan E, LIBOR + 2.00%, 8/15/12	1,001,447
	SP Newsprint,
1,611	Term Loan B, LIBOR + 2.25%, 1/09/10	1,631,250
623	Term Loan, LIBOR + 2.25%, 1/08/10	630,703

		28,786,283

	Building & Development—0.8%
242	Atrium Companies, Inc., Term Loan, PRIME + 1.75%, 12/28/11	240,490
1,500	Custom Building Products, Inc., Term Loan, LIBOR + 5.00%, 4/29/12	1,485,000
250	Euramax International, Inc., Term Loan, LIBOR + 7.00%, 6/29/13	234,375
1,250	Harmon Koval, Term Loan, 3.25%, 11/18/07	1,240,625
494	Nortek, Inc., Term Loan B, LIBOR + 2.25%, 8/24/11	497,299
1,250	Professional Service, Inc., Term Loan B, LIBOR + 3.00%, 10/31/12	1,253,125
975	Rhodes Ranch, Term Loan, LIBOR + 3.25%, 11/15/10	979,875

		5,930,789

	Conglomerates—3.5%
	Atlantis Plastics, Inc.,
498	Term Loan, LIBOR + 2.75%, 9/30/11	500,609
995	Term Loan, LIBOR + 7.25%, 3/11/05	997,488
1,980	Colfax Corp., Term Loan B, LIBOR + 2.00%, 5/30/09	1,998,589
3,116	Fidelity National Information Solutions, Inc., Term Loan B, LIBOR + 1.75%, 3/09/13	3,132,553
500	Gentek, Inc., Term Loan, LIBOR + 5.75%, 3/15/12	497,250
1,478	Honeywell Security, Term Loan B, LIBOR + 3.25%, 6/28/10	1,484,904
	Invensys Intl. Holdings, Ltd.,
1,000	Term Loan, LIBOR, 3/05/09	970,000
1,121	Term Loan B1, LIBOR + 3.50%, 9/05/09	1,131,723
4,250	Term Loan, LIBOR + 4.75%, 11/30/09	4,335,000
	Jarden Corp.,
1,216	Term Loan B2, LIBOR + 1.75%, 1/24/12	1,220,563
1,048	Term Loan, LIBOR + 2.00%, 1/15/12	1,055,442
997	Mueller Group, Inc., Term Loan B, LIBOR + 2.25%, 9/30/12	1,008,366
417	Penn Engineering & Manufacturing, Term Loan, LIBOR + 2.50%, 4/30/11	421,105
1,377	Sensus Metering Systems, Inc., Term Loan B1, LIBOR + 2.50%, 12/30/09	1,385,836
874	St. John Knits International, Inc., Term Loan B, LIBOR + 2.50%, 3/30/12	884,673
2,488	Sungard Data Systems, Inc., Term Loan B, LIBOR + 2.50%, 1/05/13	2,511,338
994	Visant Holding Corp., Term Loan C, LIBOR + 2.25%, 10/15/11	1,006,161

		24,541,600

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	Consumer Products—8.0%
$ 1,000	24 Hour Fitness Worldwide, Inc., Term Loan B, LIBOR + 3.00%, 6/08/12	$ 1,011,667
466	Adams Outdoor Advertising, L.P., Term Loan, LIBOR + 2.00%, 10/18/12	472,347
1,053	Alimentation Couche-Tard, Inc., Term Loan, LIBOR + 1.75%, 12/17/10	1,063,644
498	Arby’s Restaurant Group, Inc., Term Loan B, LIBOR + 2.25%, 7/25/12	500,254
	Berkline Bench Craft,
950	Term Loan B, LIBOR + 3.75%, 11/03/11	883,500
1,000	Term Loan, LIBOR + 10.0%, 4/30/12	750,000
1,000	Bolthouse Farms, Inc., Term Loan, LIBOR + 2.50%, 12/16/12	1,012,917
500	Buffets, Inc., Term Loan, LIBOR + 0.10%, 6/28/09	502,500
498	Burger King Corp., Term Loan B, LIBOR + 1.75%, 6/30/12	502,061
744	Central Garden & Pet Co., Term Loan, LIBOR + 1.75%, 5/31/09	746,187
498	Chiquita Brands International, Inc., Term Loan C, LIBOR + 2.50%, 6/28/12	502,475
859	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/01/10	866,198
	Coinmach Corp.,
596	Term Loan, 1.25%, 12/19/12	605,190
404	Term Loan, LIBOR + 2.50%, 12/19/12	409,393
	Commonwealth Brands Inc.,
19	Term Loan, LIBOR + 2.25%, 12/15/12	19,157
1,731	Term Loan, LIBOR + 2.25%, 12/22/12	1,749,218
1,000	Denny’s Corp., Term Loan, LIBOR + 5.13%, 9/30/10	1,027,500
548	Dole Food Co., Inc., Term Loan B, LIBOR + 1.50%, 4/18/12	549,263
495	Douglas Dynamics, LLC, Term Loan, LIBOR + 1.75%, 12/16/10	497,479
2,901	Dr. Pepper Bottling Co. Of Texas, Inc., Term Loan B, LIBOR + 2.00%, 12/19/10	2,938,009
	Eastman Kodak Co.,
368	Term Loan, TBD	367,417
882	Term Loan B-2, 1.50%, 10/18/12	886,655
1,500	Eight O’Clock Coffee, Term Loan B, LIBOR + 3.00%, 11/14/11	1,515,000
993	Eye Care Centers Of America, Inc., Term Loan, LIBOR + 3.00%, 2/16/12	1,003,666
1,000	Hertz Corp., Term Loan, LIBOR + 2.25%, 12/21/12	1,013,523
792	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 1.75%, 6/30/11	800,639
499	Knoll, Inc., Term Loan, LIBOR + 2.00%, 10/15/12	504,673
892	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/14/11	895,489
1,653	Le-Natures, Inc., Term Loan B, LIBOR + 3.00%, 5/30/10	1,657,526
500	MD Beauty, Inc., Term Loan, LIBOR + 7.00%, 7/10/13	501,250
2,738	Michael Foods, Inc., Term Loan B-1, LIBOR + 2.00%, 11/30/10	2,770,202
995	Movie Gallery, Inc., Term Loan B, LIBOR + 3.75%, 4/30/11	947,027
1,661	Neiman-Marcus Group, Inc., Term Loan, LIBOR + 2.50%, 4/15/13	1,677,687
1,990	New Page, Term Loan B, LIBOR + 3.00%, 4/30/12	2,009,900
938	Nice Pak Products, Term Loan, LIBOR + 3.50%, 6/15/10	944,531
	Olympus Cable Holdings, LLC,
2,000	Term Loan A, PRIME + 1.25%, 6/30/10	1,938,750
3,500	Term Loan B, PRIME + 2.00%, 9/30/10	3,403,750
	Oriental Trading Co., Inc.,
500	Term Loan, LIBOR + 4.75%, 1/08/11	501,667
2,596	Term Loan B, LIBOR + 2.25%, 6/30/09	2,604,555
2,970	OSI Group LLC, Term Loan B, LIBOR + 2.00%, 9/15/11	3,002,174
750	Pantry, Inc. (The), Term Loan, LIBOR + 1.75%, 12/29/11	757,969
951	PBM Products, LLC, Term Loan B, LIBOR + 3.00%, 7/31/11	960,174
794	Pierre Foods, Inc., Term Loan B, LIBOR + 1.75%, 7/15/10	803,101
750	Pivotal Promontory, LLC, Term Loan, LIBOR + 6.50%, 9/15/11	750,000
1,474	Prestige Brands Holdings, Inc., Term Loan B, LIBOR + 2.25%, 4/07/11	1,484,803
3,461	R.H. Donnelley, Inc., Term Loan D, LIBOR + 1.75%, 12/31/11	3,483,926
398	Sealy Mattress Co., Term Loan D, LIBOR + 1.75%, 8/06/12	402,212
600	Synventive Acquisition, Inc., Term Loan, LIBOR + 14.0%, 2/17/14	588,000
500	Travelcenters of America, Inc., Term Loan B, LIBOR + 1.75%, 11/30/11	504,750
961	Tupperware Corp., Term Loan, LIBOR + 1.50%, 11/07/12	959,688

		56,249,663

	Containers & Packaging—1.9%
735	Bway Corp., Term Loan, LIBOR + 2.00%, 6/30/11	742,932
349	Flexsol Packaging Corp., Term Loan, LIBOR + 3.25%, 11/30/11	347,862

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	Containers & Packaging—(cont’d)
	Graham Packaging Company, L.P.,
$ 1,980	Term Loan B, LIBOR + 2.25%, 10/07/11	$ 2,002,982
2,000	Term Loan C, LIBOR + 4.25%, 4/07/12	2,040,834
1,324	Graphic Packaging International, Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	1,343,489
	Owens-Illinois Group, Inc.,
3,170	Term Loan A1, LIBOR + 2.75%, 6/30/07	3,177,950
589	Term Loan C1, LIBOR + 1.75%, 3/15/08	590,955
500	Ranpak Corp., Term Loan B, LIBOR + 2.50%, 12/31/11	502,813
568	Smurfit-Stone Container Corp., Term Loan, LIBOR -0.10%, 11/15/10	572,683
1,965	Solo Cup, Inc., Term Loan, LIBOR + 2.50%, 2/27/11	1,980,557

		13,303,057

	Ecological Services & Equipment—0.6%
	Allied Waste North America, Inc.,
1,003	Term Loan A, LIBOR + 2.00%, 1/15/12	1,011,155
2,584	Term Loan, LIBOR + 2.00%, 1/15/12	2,602,700
500	Envirosolutions, Inc., Term Loan, LIBOR + 3.50%, 7/07/12	507,500

		4,121,355

	Energy—4.0%
429	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	432,536
748	Boart Longyear Co., CND Term Loan, LIBOR + 3.00%, 11/30/12	757,477
2	Calpine Corp., Term Loan, LIBOR + 5.75%, 7/16/07	1,751
995	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/26/12	1,007,437
1,496	Coffeyville Resources, LLC, Term Loan, LIBOR + 2.50%, 6/24/12	1,513,265
561	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/14/12	566,965
249	Complete Production Services, Inc., Term Loan B, LIBOR, 9/12/12	251,947
988	El Paso Corp., Term Loan, 0.50%, 11/30/07	993,946
3,549	Exco Holdings, Inc., Term Loan, 10.0%, 7/03/06	3,526,620
1,500	Key Energy Services, Term Loan B, LIBOR + 3.25%, 8/15/12	1,519,999
500	MGG Holdings, Term Loan, LIBOR + 2.00%, 12/15/10	504,375
6,000	NRG Energy Term., Term Loan, TBD	6,058,050
1,000	Petro Geological Services, Term Loan B, LIBOR, 12/31/12	1,011,875
500	Petrohawk, Term Loan, LIBOR + 4.50%, 7/31/10	502,500
293	Pike Electric, Inc., Term Loan B, LIBOR + 1.75%, 6/30/12	296,069
4,008	Reliant Energy Resources Corp., Term Loan, LIBOR + 2.38%, 4/30/10	3,994,632
	Semcrude, L.P.,
295	US Term Loan, LIBOR + 2.25%, 2/28/11	297,933
695	CND Term Loan, LIBOR + 2.25%, 2/28/11	701,698
1,000	Targa Resources Asst. Sale, Term Loan, LIBOR + 2.25%, 10/31/07	1,001,250
500	Texas Genco, LLC, Term Loan, LIBOR, 12/14/11	499,375
500	Trout Coal Holdings, LLC, Term Loan, LIBOR + 6.50%, 3/31/12	497,500
993	Universal Compression, Inc., Term Loan, LIBOR + 1.50%, 1/15/15	1,001,186
	Wolf Hollow I LP,
500	Term Loan, LIBOR, 6/15/12	504,375
500	Term Loan B, LIBOR, 6/15/12	504,375

		27,947,136

	Entertainment & Leisure—2.6%
985	Boyd Gaming Corp., Term Loan B, LIBOR + 1.50%, 6/30/11	994,234
3,245	CCM Merger, Inc., Term Loan, LIBOR + 2.00%, 7/13/12	3,260,412
2,000	Greektown Casino, LLC, Term Loan B, LIBOR + 2.50%, 12/03/12	2,025,000
491	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 2.00%, 12/17/11	496,814
501	Hit Entertainment, Ltd., Term Loan, LIBOR + 2.25%, 3/20/12	500,875
1,238	Isle Of Capri Casinos, Inc., Term Loan, LIBOR + 1.75%, 2/04/11	1,251,112
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/15/12	5,048,295
1,995	Penn National Gaming, Term Loan B, LIBOR + 1.75%, 5/31/12	2,018,691
497	Volume Svcs. America, Inc., Term Loan, LIBOR + 3.25%, 10/15/10	500,603
1,099	Wyndham International, Inc., Term Loan E, LIBOR + 4.50%, 9/11/07	1,154,318
1,000	Wynn Las Vegas, LLC, Term Loan, LIBOR + 2.13%, 12/31/11	1,009,000
497	Yellowstone Mountain Club, Term Loan, LIBOR + 2.38%, 10/15/10	499,319

		18,758,673

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	Financial Institutions—1.2%
$ 750	Ameritrade, Term Loan, TBD	$ 753,562
1,185	Arias Acquisitions, Inc., Term Loan, LIBOR + 3.75%, 7/26/11	1,180,556
956	CCC Information Services, Inc., Term Loan B, LIBOR + 2.75%, 8/20/10	955,563
1,297	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/10/10	1,311,994
	N.E.W. Holdings I, LLC,
904	Term Loan, LIBOR + 3.25% 7/15/11	913,362
250	Term Loan, LIBOR + 7.00%, 7/15/12	253,750
2,000	Nasdaq Stock Market, Inc., Term Loan B, LIBOR + 1.50%, 12/15/11	2,015,000
456	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 5/25/09	457,391
978	USI Holdings Corp., Term Loan, LIBOR + 2.50%, 7/30/08	979,333

		8,820,511

	Health Care—3.9%
181	Ameripath, Inc., Term Loan, TBD	181,849
1,500	CCS Med., Term Loan B, LIBOR + 3.25%, 9/30/12	1,480,000
201	Colgate Medical, Ltd., Term Loan B, LIBOR + 2.00%, 12/30/08	201,891
2,963	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	2,999,531
2,494	Concentra Operating Corp., Term Loan B, LIBOR + 2.00%, 9/30/11	2,522,845
1,917	Davita, Inc., Term Loan B, LIBOR + 2.25%, 10/05/12	1,943,120
912	Duloxetine Royalty Sub., Term Loan, LIBOR + 4.50%, 10/15/13	912,310
	HealthSouth Corp.,
638	Term Loan, LIBOR + 2.50%, 2/28/10	639,094
2,351	Term Loan, LIBOR + 2.50%, 6/14/07	2,356,564
2,000	Term Loan, LIBOR + 5.00%, 6/15/10	2,013,334
985	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/22/11	997,108
2,905	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 6/30/11	2,939,220
734	Kinetic Concepts, Inc., Term Loan B-2, LIBOR + 1.75%, 8/05/10	741,441
993	Select Med. Corp., Term Loan B, PRIME + 0.75%, 2/28/12	981,472
500	Triumph Healthcare Second Holdings, Inc., Term Loan, LIBOR + 8.50%, 9/15/12	470,000
998	Vanguard Hlth. Holding Co. II, Term Loan, LIBOR + 2.25%, 9/30/11	1,009,553
	Warner Chilcott Corp.,
530	Term Loan, 1.38%, 1/18/11	531,707
2,167	Term Loan B, LIBOR + 2.75%, 1/18/11	2,174,375
873	Term Loan C, LIBOR + 2.75%, 1/18/11	876,167
403	Term Loan D, LIBOR + 2.75%, 1/18/11	404,764
985	Wellcare Holdings, LLC, Term Loan, LIBOR + 2.50%, 5/13/09	989,309

		27,365,654

	Industrials—1.6%
1,000	Acosta, Inc., Term Loan, LIBOR + 2.25%, 12/06/12	1,010,000
213	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	215,146
3,190	Buhrmann U.S., Inc., Term Loan D-1, LIBOR + 1.75%, 12/31/10	3,232,703
719	Novelis, Inc., CND Term Loan B, LIBOR + 1.75%, 12/30/11	727,098
625	QTC Acquisition, Inc., Term Loan, LIBOR + 6.50%, 5/04/13	623,438
491	Roller Bearing Co. of America, Term Loan B, PRIME + 2.50%, 7/30/11	493,287
1,752	Trimas Corp., Term Loan B, LIBOR + 3.75%, 12/31/09	1,760,927
1,801	United Rentals NA, Inc., Term Loan B, LIBOR + 2.25%, 2/12/11	1,819,637
1,649	Worldspan, L.P., Term Loan, LIBOR + 2.75%, 6/30/07	1,624,156

		11,506,392

	Media—5.6%
1,737	American Lawyers Media, Inc., Term Loan, LIBOR + 2.50%, 3/05/10	1,733,257
4,000	Century Cable Holdings, LLC, Term Loan, PRIME + 2.00%, 6/30/09	3,888,332
3,443	Charter Communications Operating, LLC, Term Loan B, LIBOR + 3.25%, 4/27/11	3,465,934
	Dex Media West, LLC,
1,000	Term Loan B1, 0.50%, 3/09/10	1,004,792
3,514	Term Loan B, LIBOR + 1.75%, 3/09/10	3,542,955
2,333	DirecTV Holdings, LLC, Term Loan B, LIBOR + 1.50%, 4/13/13	2,355,939
2,004	Emmis Communications Co., Term Loan B, LIBOR + 1.75%, 11/10/11	2,011,341
2,574	Insight Midwest Holdings, LLC, Term Loan C, LIBOR + 2.00%, 12/31/09	2,607,908
248	Masonite International Corp., US Term Loan, LIBOR + 2.00%, 3/31/13	241,636

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)	Description	Value

	Media—(cont’d)
$ 1,985	Mediacom Communications Corp., Term Loan C, LIBOR + 2.00%, 9/30/10	$ 2,010,122
1,980	Mediacom Illinois, LLC, Term Loan, TBD	2,004,750
1,941	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,948,330
500	NEP Supershooters, L.P., Term Loan, LIBOR + 8.00%, 8/01/11	495,000
1,976	Nexstar Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,983,303
3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/13/12	3,007,500
750	Puerto Rico Cable Acquisition Co., Term Loan, LIBOR + 6.25%, 7/31/11	759,375
2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 4/01/12	2,500,000
2,000	UPC Distribution Corp., Term Loan H, LIBOR + 2.75%, 10/30/12	2,020,714
1,963	WMG Acquisition Corp., Term Loan, LIBOR + 2.00%, 4/08/11	1,979,740

		39,560,928

	Publishing—0.1%
750	Endurance Business Media, Term Loan B, LIBOR + 2.25%, 3/08/12	755,625

	Real Estate—1.3%
	General Growth Properties, Inc.,
1,697	Term Loan A, LIBOR + 1.75%, 11/12/07	1,697,573
1,948	Term Loan B, LIBOR + 2.00%, 11/12/08	1,951,157
	Kyle Acquisition Group, LLC,
431	Term Loan B, LIBOR + 2.00%, 7/31/08	433,504
300	Term Loan, LIBOR + 2.00%, 7/31/10	301,500
1,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	1,008,125
248	Masonite Intl. Corp., CND Term Loan, LIBOR + 2.00%, 3/31/13	241,225
	Ply Gem Industries, Inc.,
1,853	Term Loan B, LIBOR + 2.50%, 10/01/11	1,864,256
61	CND Term Loan, LIBOR + 2.50%, 3/15/10	61,665
710	Stewart Enterprises, Inc., Term Loan B, LIBOR + 1.75%, 11/30/11	716,460
1,000	Williams Scotsman, Inc., Term Loan B, LIBOR + 2.25%, 6/30/10	1,012,083

		9,287,548

	Technology—0.4%
412	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/07/11	414,099
496	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/01/11	500,282
1,438	Verifone, Inc., Term Loan B, LIBOR + 2.00%, 6/30/11	1,453,733
235	Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/31/10	235,178

		2,603,292

	Telecommunications—3.1%
250	AAT Communications Corp., Term Loan, LIBOR + 1.75%, 7/27/12	252,031
1,000	Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,009,250
1,000	Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 8/04/12	1,015,625
1,377	Centennial Cellular Operating Co., Term Loan, LIBOR + 2.25%, 2/09/11	1,394,519
1,481	Consolidated Communications, Inc., Term Loan D, LIBOR + 1.75%, 10/14/11	1,495,445
500	Country Road Communications, LLC, Term Loan, LIBOR, 7/15/13	506,250
750	Fairpoint Communications, Inc., Term Loan, LIBOR + 1.75%, 2/15/12	751,125
990	Intelsat Zeus, Ltd., Term Loan, 0.75%, 7/28/11	998,663
2,000	Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 1.75%, 11/23/11	2,019,000
	IPC Acquisition Corp.,
998	Term Loan, LIBOR + 2.75%, 8/05/11	1,006,852
500	Term Loan, LIBOR + 7.25%, 8/05/12	489,167
1,000	Madison River Capital, LLC, Term Loan B-1, LIBOR + 2.50%, 7/31/12	1,008,750
2,500	Nextel Partners Operating Corp., Term Loan D, LIBOR + 1.50%, 5/31/12	2,500,000
	Ntelos, Inc.,
1,493	Term Loan, LIBOR + 2.50%, 2/24/10	1,504,813
750	Term Loan, LIBOR + 5.00%, 2/24/12	757,031
2,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,045,500
1,000	Triple Crown Media, Inc., Term Loan, LIBOR + 3.25%, 12/30/12	1,000,000
1,933	Valor Telecommunication Enterprises II, LLC, Term Loan B, LIBOR + 1.75%, 2/28/12	1,937,563

		21,691,584

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Transportation—0.3%
	$ 500		Delta Air Lines, Inc., Term Loan B, LIBOR + 6.50%, 3/16/08	$ 518,250
	822		Sirva Worldwide, Inc., Term Loan, LIBOR + 4.00%, 11/30/10	786,845
	628		Transport Industries, LP, Term Loan B, LIBOR + 2.50%, 9/30/11	631,815

				1,936,910

			Total Bank Loans	318,632,634

			Mortgage Pass-Through Securities—21.1%
			Federal National Mortgage Assoc.,
	911	[2]	5.00%, 8/01/20	899,774
	39		5.00%, 7/01/20	38,628
	1,651		5.50%, 11/01/33	1,636,644
	9,036	[2]	5.50%, 10/01/33	8,958,869
	17,000	[2]	7.25%, 1/15/10	18,478,150
	120,700		TBA, 5.00%, 2/16/21	119,191,250

			Total Mortgage Pass-Through Securities	149,203,315

			Interest Only Asset-Backed Securities—1.2%
			Sterling Coofs Trust,
NR	53,986	[3]	Ser. 1, 2.362%, 4/15/29	4,386,324
NR	54,298		Ser. 2, 1.00%, 3/30/30	4,072,330

			Total Interest Only Asset-Backed Securities	8,458,654

			Asset-Backed Securities—1.9%
AAA	2,080	[2]	Citibank Credit Card Issuance Trust, 2.50%, 4/07/08	2,072,013
AAA	3,766	[2]	Honda Auto Receivables Class A3, 2.30%, 10/18/07	3,731,734
AAA	7,910	[2]	MBNA Credit Card Master Note Trust, 5.75%, 10/15/08	7,934,837

			Total Asset-Backed Securities	13,738,584

			Collateralized Mortgage Obligatons—2.0%
			GSR Mortgage Loan Trust,
AAA	7,300	[3]	Ser. 10, Class 2A1, 4.475%, 10/25/33	7,051,195
AAA	7,320	[3]	Ser. 13, Class 1A1, 4.505%, 10/25/33	7,043,572

			Total Collateralized Mortgage Obligatons	14,094,767

			U.S. Government and Agency Securities—5.3%
			U.S. Treasury Notes,
	20,425	[2]	3.375%, 9/15/09	19,790,344
	10,000	[2]	3.75%, 3/31/07	9,903,100
	6,000	[2]	3.875%, 5/15/09	5,886,540
	1,815	[2]	4.25%, 8/15/15	1,774,453

			Total U.S. Government and Agency Securities	37,354,437

			Foreign Government Bonds—2.5%
BB-	952		Bolivarian Republic of Venezuela, 12/18/07	947,557
BB	5,000		Republic of Colombia, 9.75%, 4/23/09	5,610,000
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,775,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,250,000

			Total Foreign Government Bonds	17,582,557

	Units

			Warrants—0.0%
NR	10	[6]	Reliant Resources, Inc., Expires 8/25/08, strike price $0.001, 1 share for 1 warrant	50,737

			Total Long-Term Investments (cost $970,764,000)	974,631,577

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal
Amount
(000)		Description	Value

SHORT-TERM INVESTMENT—0.2%
U.S. Government and Agency Zero Coupon Security—0.2%
$1,500	[7]	Federal Home Loan Bank Discount Notes, 4.341%, 2/01/06 (cost $1,500,000)	$ 1,500,000

		Total investments—138.3% (cost $972,264,0008)	$ 976,131,577
Liabilities in excess of other assets (including $157,089,893 in reverse repurchase agreements payable
		and $119,606,157 in dollar roll payable)—(38.3)%	(270,422,973)

		Net Assets—100%	$ 705,708,604

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Rate shown is interest rate as of January 31, 2006.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 11.4% of its net assets, with a current market value of $80,422,393, in securities restricted as to resale.
[5]	Issuer is in default and/or bankruptcy.
[6]	Non-income producing security.
[7]	Rate shown is the yield to maturity as of January 31, 2006.
[8]	Cost for Federal income tax purposes is $972,470,863. The net unrealized appreciaton on a tax basis is $3,660,714, consisting of $13,640,971 gross unrealized appreciation and $9,980,257 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To Be Announced
TBD – To Be Determined

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Limited Duration Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006